Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue (Details) [Line Items]
Total revenue percentage			10.00%		10.00%
Total revenue balance	$ 5,196	$ 4,912	$ 15,205	$ 15,704	$ 21,728	$ 22,519
Unbilled receivables	9,600		9,600		7,900	7,900
Transaction price	32,800		$ 32,800		$ 26,500	26,500
Transaction price percentage			34.00%		50.00%
Sales commissions accrued			$ 1,700		$ 1,700
Sales commissions accrued					1,700	1,700
Contract Balances [Member]
Revenue (Details) [Line Items]
Total revenue balance	$ 2,500	$ 2,000	$ 5,400	$ 3,900	$ 4,100	$ 4,500